Capital Stock (Details) - Restricted Stock [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Restricted stock - vested	2,053,875	1,802,373	2,047,661
Restricted stock - unvested	2,072	149,162	8,286
Total restricted stock	2,055,947	1,951,535	2,055,947